Other Assets	3 Months Ended
Mar. 31, 2016
Other Assets [Abstract]
OTHER ASSETS
7.	OTHER ASSETS
  Other assets consist of the following:
	March 31,	December 31,
	2016	2015
Pre-contract costs	$285,997	$334,134
Other prepaid expenses	90,374	38,940
Total	$376,371	$373,074